Note 7 - Bank Premises, Furniture, Fixtures and Equipment - Summary of Bank Premises, Furniture, Fixtures and Equipments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Gross	$ 43,225	$ 43,642
Less accumulated depreciation	16,152	15,937
Total	27,073	27,705
Land and Building [Member]
Property, Plant and Equipment, Gross	35,304	35,120
Furniture Fixtures and Equipment [Member]
Property, Plant and Equipment, Gross	$ 7,921	$ 8,522